Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Related Parties [Abstract]
Schedule of Combined Remuneration Package, Including Employer Taxes

Their combined remuneration package, including employer taxes, amounted to the following:

Thousands of $ except personnel, warrants & share amounts For The Years ended December 31	2024	2023	2022
Number of management members and Executive Directors	4	4	4
Short-term employee benefits	2,206	1,967	1,550
Post-employment benefits	49	48	54
Other employment costs	224	216	219
Total benefits	2,479	2,231	1,822
IFRS share-based compensation expense[1]	339	909	863
Number of warrants offered	1,125,000	220,000	220,000
Cumulative outstanding warrants	2,120,287	1,007,287	808,800
Exercisable warrants	766,283	644,283	361,864

[1]	Represents the fair value of the shares that vested during the year. The fair value of the awards granted to the executive management team was $1,955,000 in 2024, $304,000 in 2023 and $643,000 in 2022.

Schedule of Warrants that were Exercised, Granted and Accepted in Aggregate by the Four Members

The following table sets forth the number of warrants that were exercised, granted and accepted in aggregate by the four members of the executive management team:

For the years ended December 31	2024	2023	2022
Number of warrants exercised	0	0	0
Number of new warrants granted and accepted	1,125,000	220,000	220,000
Annualized IFRS cost for existing warrants	$1,029,000	$909,000	$863,000